ORGANIZATION AND PRINCIPAL ACTIVITIES - HISTORY OF THE GROUP AND CORPORATE REORGANIZATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	May. 28, 2015 USD ($)	May. 28, 2015 CNY (¥)	Aug. 01, 2014 CNY (¥)	Jul. 04, 2014 CNY (¥)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Distribution to shareholders							¥ 30,775
Proceeds from IPO and concurrent private placement							¥ 1,409,177
Preferred shares issued | shares								0	0
HK Zoom
Percentage acquired				100.00%
Total consideration				¥ 152,274
Youloft HK
Percentage acquired			51.90%
Total consideration			¥ 87,655
MobPartner
Percentage acquired					100.00%	100.00%
Total consideration					$ 48,510	¥ 314,237
Moxiu Technology
Percentage acquired	1.60%	1.60%
Total consideration	$ 13,660	¥ 88,488
Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.000025	$ 0.000025
Ordinary shares, shares issued | shares								365,961,759	288,988,560
Cheetah | Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.000025
Ordinary shares, shares issued | shares									365,961,759